As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of June 30, 2009
(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 82.7%
	BRAZIL - 21.6%
8,600	AES Tiete S.A.	$89,884
28,900	Banco do Brasil S.A.	311,934
4,500	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	173,070
6,800	Cia de Saneamento de Minas Gerais - COPASA	88,110
14,400	Cia Vale do Rio Doce	221,199
53,300	Forjas Taurus S.A.	147,972
30,850	Petroleo Brasileiro S.A.	512,619
36,500	Votorantim Celulose e Papel S.A. ADR*	390,915
		1,935,703
	CHILE - 1.7%
4,300	Sociedad Quimica y Minera de Chile S.A. ADR	155,617

	CHINA - 29.6%
266,500	Asia Cement China Holdings Corp.	193,786
63,500	BYD Co., Ltd. - Class H*	250,292
258,000	China Construction Bank Corp. - Class H	198,797
245,000	China Green Holdings Ltd.	254,560
254,000	China Molybdenum Co., Ltd. - Class H	181,852
38,000	China Shenhua Energy Co., Ltd. - Class H	138,827
126,000	Industrial & Commercial Bank of China - Class H	87,277
1,384,000	Qingling Motors Co. - Class H	255,903
102,500	Real Gold Mining Ltd.*	86,496
78,000	Want Want China Holdings Ltd.	43,955
578,000	Yanzhou Coal Mining Co., Ltd. - Class H	792,596
100,500	Zhaojin Mining Industry Co., Ltd. - Class H	162,532
		2,646,873
	CONGO - 0.5%
235,000	Central African Mining & Exploration Co. PLC*	41,680

	CZECH REPUBLIC - 0.5%
1,000	CEZ AS	44,696

	INDIA - 0.9%
9,500	Tata Motors Ltd. ADR*	80,940

	INDONESIA - 5.8%
458,000	Bisi International P.T.*	83,083
283,500	International Nickel Indonesia Tbk P.T.*	114,446
205,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	119,907
1,034,000	Timah Tbk P.T.	203,620
		521,056

	ISRAEL - 3.3%
4,700	Elbit Systems Ltd.	290,695

	POLAND - 1.1%
3,700	KGHM Polska Miedz S.A.	95,171

	RUSSIAN FEDERATION - 2.0%
4,000	LUKOIL Oil Co. ADR	177,944

	SOUTH AFRICA - 7.2%
75,600	Illovo Sugar Ltd.	274,714
12,500	MTN Group Ltd.	191,979

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of June 30, 2009
(Unaudited)

Number of Shares		Value
24,600	Shoprite Holdings Ltd.	$175,441
		642,134

	TAIWAN - 8.5%
7,000	HTC Corp.	98,364
8,000	Largan Precision Co., Ltd.	84,279
7,000	MediaTek, Inc.	83,107
126,000	Taiwan Semiconductor Manufacturing Co., Ltd.	206,791
867,000	United Microelectronics Corp.	292,127
		764,668

	TOTAL COMMON STOCKS (Cost $6,227,016)	7,397,177

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 14.3%
	UNITED STATES - 14.3%
$1,282,186	UMB Money Market Fiduciary, 0.05%‡	$1,282,186

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,282,186)	1,282,186

	TOTAL INVESTMENTS - 97.0% (Cost $7,509,202)	8,679,363
	Other assets less liabilities - 3.0%	270,594

	TOTAL NET ASSETS -100.0%	$8,949,957

ADR - American Depository Receipt
PLC - Public Limited Company

* Non-income producing security.
‡ The rate is annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS BY INDUSTRY – As of June 30, 2009
(Unaudited)

Industry	Percent of Net Assets
Coal	10.4%
Integrated Oil	7.7%
Semiconductors	6.5%
Agricultural Commodities/Milling	5.1%
Other Metals/Minerals	5.1%
Aerospace & Defense	4.9%
Steel	4.5%
Major Banks	4.5%
Pulp & Paper	4.4%
Food Retail	3.9%
Electronic Components	3.7%
Food: Specialty/Candy	3.1%
Motor Vehicles	2.9%
Precious Metals	2.8%
Regional Banks	2.2%
Construction Materials	2.2%
Wireless Telecommunications	2.1%
Chemicals: Agricultural	1.7%
Electric Utilities	1.5%
Telecommunications Equipment	1.1%
Water Utilities	1.0%
Trucks/Construction/Farm Machinery	0.9%
Food: Major Diversified	0.5%
Total Long-Term Investments	82.7%

Short-Term Investments	14.3%
Total Investments	97.0%
Other assets less liabilities	3.0%

Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
June 30, 2009

Note 1 – Organization:
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At June 30, 2009, the Fund had the following forward contracts outstanding:

	Contract to Buy				Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Loss

July 3, 2009	841,250	CZK	45,538	USD	45,468	($70)

	Contract to Sell
July 3, 2009	194,837	USD	118,478	GBP	194,930	(93)
July 3, 2009	275,381	USD	2,134,426	HKD	275,406	(25)
July 3, 2009	62,501	USD	495,830	ZAR	64,299	(1,798)
						($1,916)
	Net unrealized loss on forward contracts					($1,986)

(d) Recently Issued Accounting Standard
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosures.

Note 3 – Federal Income Tax Information:
At June 30, 2009, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 7,512,078

Unrealized appreciation	1,302,657
Unrealized depreciation	(133,775)
Net unrealized appreciation on investments and foreign currency translations	$ 1,168,882

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$ -	$403,875	$ -	$403,875
Consumer Staples	173,070	951,660	-	1,124,730
Energy	-	1,621,985	-	1,621,985
Financials	-	598,009	-	598,009
Industrials	371,635	-	-	371,635
Information Technology	-	1,014,961	-	1,014,961
Materials	633,028	1,214,285	-	1,847,313
Telecommunications Services	-	191,979	-	191,979
Utilities	177,994	44,696	-	222,690
Short-Term Investments	1,282,186	-	-	1,282,186
Total Investments, at Value	2,637,913	6,041,450	-	8,679,363
Other Financial Instruments*
Foreign Currency Exchange Contracts to Buy	45,468	-	-	45,468
Total Assets	$2,683,381	$6,041,450	-	$8,724,831
Liabilities Table
Other Financial Instruments*
Foreign Currency Exchange Contracts to Sell	$(534,635)	$ -	$ -	$(534,635)
Total Liabilities	$(534,635)	$ -	$ -	$(534,635)

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/28/09

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/28/09

* Print the name and title of each signing officer under his or her signature.